AllianceBernstein National Municipal Income Fund, Inc.

Portfolio of Investments

July 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 151.7%
Long-Term Municipal Bonds – 151.7%
Alabama – 3.2%
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2046	$10,000	$10,374,709
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	1,400	947,069

		11,321,778

Arizona – 3.2%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045	1,100	996,930
4.00%, 11/01/2050	2,855	2,508,022
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	5,000	5,226,043
5.25%, 12/01/2023	2,665	2,670,803

		11,401,798

Arkansas – 0.6%
Pulaski County Public Facilities Board (Baptist Health Obligated Group) Series 2014 5.00%, 12/01/2042	2,000	2,020,404

California – 7.9%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2050(a)	10,000	5,064,179
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(b)	3,075	3,075,358
California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2054	9,895	7,069,970
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	2,000	2,137,849
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(b)	800	804,057
5.25%, 12/01/2056(b)	2,000	2,000,347

	Principal Amount (000)	U.S. $ Value

State of California Series 2013 5.00%, 11/01/2030	$5,800	$5,821,823
Series 2020 4.00%, 03/01/2028	2,000	2,107,184

		28,080,767

Colorado – 2.1%
City & County of Denver CO. Airport System Revenue (Denver Intl Airport) Series 2013-B 5.25%, 11/15/2031	6,680	6,714,201
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	705	727,092

		7,441,293

Connecticut – 2.4%
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017-I1 5.00%, 07/01/2042	2,410	2,482,422
Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) Series 2019 4.00%, 07/01/2049	1,500	1,135,300
State of Connecticut Series 2013-E 5.00%, 08/15/2029 (Pre-refunded/ETM)	4,800	4,802,663

		8,420,385

District of Columbia – 0.3%
Metropolitan Washington Airports Authority Aviation Revenue Series 2016-A 5.00%, 10/01/2035	1,000	1,029,027

Florida – 9.0%
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014-A 5.00%, 12/01/2044	4,560	4,560,278
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,000	1,006,716
County of Miami-Dade FL Series 2021 4.00%, 07/01/2050	6,355	6,118,526
Florida Development Finance Corp. (Cornerstone Charter Academy, Inc.) Series 2022 5.125%, 10/01/2052(b)	1,000	930,688

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Mater Academy Inc.) Series 2022-A 4.00%, 06/15/2052	$3,250	$2,597,258
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2055	2,500	2,377,533
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2017 5.00%, 03/01/2042	1,000	1,001,974
Halifax Hospital Medical Center Series 2015 5.00%, 06/01/2035 (Pre-refunded/ETM)	2,655	2,740,458
Palm Beach County Health Facilities Authority (Baptist Health South Florida Obligated Group) Series 2019 3.00%, 08/15/2044	8,000	6,064,771
Putnam County Development Authority/FL (Seminole Electric Cooperative, Inc.) Series 2018-A 5.00%, 03/15/2042	4,500	4,676,943

		32,075,145

Georgia – 3.0%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2036	4,170	4,077,508
City of Atlanta GA Department of Aviation Series 2014-B 5.00%, 01/01/2032	1,275	1,283,476
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	1,000	965,157
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	100	102,510
5.00%, 01/01/2048	160	161,256
5.00%, 01/01/2056	635	641,570
5.00%, 01/01/2059	165	165,275
Series 2021 4.00%, 01/01/2046	330	291,431
4.00%, 01/01/2051	2,375	2,139,216
5.00%, 01/01/2056	650	651,371

		10,478,770

Hawaii – 1.3%
County of Hawaii HI Series 2016-A 5.00%, 09/01/2029	2,065	2,164,872
State of Hawaii Airports System Revenue Series 2015-A 5.00%, 07/01/2045	2,500	2,513,381

		4,678,253

	Principal Amount (000)	U.S. $ Value

Illinois – 19.1%
Chicago O’Hare International Airport Series 2016-B 5.00%, 01/01/2041	$8,000	$8,163,225
Series 2016-C 5.00%, 01/01/2038	2,350	2,412,457
Series 2017-D 5.00%, 01/01/2042	6,500	6,612,017
Series 2022 4.625%, 01/01/2053	6,000	5,965,949
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2051	4,750	3,876,961
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2045	4,500	4,529,397
Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2055	3,565	3,058,079
Illinois State Toll Highway Authority Series 2015-B 5.00%, 01/01/2040	3,000	3,086,087
Metropolitan Pier & Exposition Authority Series 2020 5.00%, 06/15/2050	8,755	8,881,205
State of Illinois Series 2014 5.00%, 04/01/2030	1,655	1,671,130
5.00%, 05/01/2030	1,300	1,314,223
5.00%, 05/01/2033	1,150	1,160,371
5.00%, 02/01/2039	2,400	2,406,774
Series 2017-D 5.00%, 11/01/2028	5,000	5,321,420
Series 2018-A 5.00%, 10/01/2027	1,000	1,062,418
Series 2019-B 4.00%, 11/01/2036	3,595	3,595,847
4.00%, 11/01/2037	3,865	3,821,354
Village of Elk Grove Village IL Series 2017 5.00%, 01/01/2028	1,060	1,130,340

		68,069,254

Indiana – 0.8%
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	3,000	2,785,017

	Principal Amount (000)	U.S. $ Value

Iowa – 1.7%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	$5,000	$5,047,941
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2049	1,000	897,251

		5,945,192

Kansas – 1.4%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 07/01/2048	5,000	5,096,181

Kentucky – 0.0%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	145	149,467

Louisiana – 0.8%
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.10%, 06/01/2037	235	230,638
2.20%, 06/01/2037	950	896,139
State of Louisiana Series 2016-D 5.00%, 09/01/2024	1,695	1,728,182

		2,854,959

Maryland – 2.5%
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	2,000	2,210,473
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2045	6,725	6,797,786

		9,008,259

Massachusetts – 0.2%
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2050	1,000	780,024

Michigan – 8.4%
Detroit City School District AGM Series 2001-A 6.00%, 05/01/2029	8,795	9,766,292
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) AGM Series 2018-A 5.00%, 07/01/2043	3,020	3,030,224
5.00%, 07/01/2048	10,000	10,031,191

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D1 5.00%, 07/01/2035	$1,250	$1,263,612
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2034	2,250	2,264,602
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2023(c)	2,140	1,305,400
Troy School District/MI Series 2023 5.00%, 05/01/2041	2,000	2,234,983

		29,896,304

Minnesota – 2.8%
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032	1,000	1,001,935
City of Rochester MN (Mayo Clinic) Series 2018 4.00%, 11/15/2048	3,000	2,917,090
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018-A 5.00%, 02/15/2058	6,000	6,014,251

		9,933,276

Nebraska – 1.5%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2042	5,000	5,200,861

Nevada – 2.4%
Las Vegas Valley Water District Series 2022-A 4.00%, 06/01/2051	8,645	8,346,012

New Hampshire – 1.4%
National Finance Authority Series 2023-2 3.875%, 01/20/2038	3,000	2,794,572
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	2,000	2,099,948

		4,894,520

	Principal Amount (000)	U.S. $ Value

New Jersey – 13.2%
City of Newark NJ AGM Series 2020-A 5.00%, 10/01/2027	$2,200	$2,337,770
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2056	1,000	817,217
New Jersey Economic Development Authority Series 2014-P 5.00%, 06/15/2031 (Pre-refunded/ETM)	2,500	2,538,530
Series 2016-B 5.50%, 06/15/2030 (Pre-refunded/ETM)	5,000	5,406,764
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	1,000	1,004,723
New Jersey Health Care Facilities Financing Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2017 5.00%, 10/01/2036	2,500	2,632,263
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 07/01/2044	6,450	6,503,640
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,750	4,984,014
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033	3,370	3,651,231
Series 2019-B 4.00%, 06/15/2037	800	802,847
South Jersey Transportation Authority Series 2022 4.625%, 11/01/2047	1,000	1,014,252
Tobacco Settlement Financing Corp/NJ Series 2018-A 5.25%, 06/01/2046	8,990	9,326,644
Township of West Orange/NJ Series 2022-A 5.00%, 11/09/2023	6,000	6,022,855

		47,042,750

New York – 8.3%
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AGM Series 2020 3.00%, 04/01/2045	3,000	2,326,447
City of New York NY Series 2020-J 5.00%, 08/01/2026	3,150	3,334,132

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority Series 2014-B 5.25%, 11/15/2034	$4,000	$4,030,948
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2015A-1 5.00%, 08/01/2034	6,000	6,198,874
5.00%, 08/01/2037	4,000	4,102,948
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022 4.125%, 03/15/2056	4,000	3,911,758
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2032	4,400	4,414,580
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	490	390,936
5.25%, 09/15/2042	205	159,049
5.25%, 09/15/2047	355	263,048
5.25%, 09/15/2053	760	541,605

		29,674,325

North Carolina – 3.9%
Greater Asheville Regional Airport Authority AGM Series 2023 5.25%, 07/01/2053	4,000	4,234,235
North Carolina Medical Care Commission (Vidant Health Obligated Group) Series 2015 5.00%, 06/01/2045	4,445	4,425,971
North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040	5,000	5,227,645

		13,887,851

Ohio – 3.7%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 3.00%, 06/01/2048	6,700	5,132,425
4.00%, 06/01/2048	2,000	1,840,603
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	1,800	1,821,904
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	1,500	1,502,902
5.00%, 02/15/2052	2,240	2,190,837
Ohio Higher Educational Facility Commission (Kenyon College) Series 2020 4.00%, 07/01/2040	730	706,907

		13,195,578

	Principal Amount (000)	U.S. $ Value

Oklahoma – 2.5%
Oklahoma City Airport Trust Series 2018 5.00%, 07/01/2043	$2,000	$2,053,980
5.00%, 07/01/2047	5,000	5,107,906
Tulsa Airports Improvement Trust BAM Series 2015-A 5.00%, 06/01/2045 (Pre-refunded/ETM)	1,700	1,717,350

		8,879,236

Oregon – 0.3%
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2051	5,000	1,205,643

Pennsylvania – 12.3%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2047	5,000	5,042,142
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	1,000	684,979
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	2,250	1,580,258
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 6.00%, 10/15/2052(b)	1,000	1,007,624
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2043	6,000	6,188,923
5.00%, 09/01/2048	7,250	7,413,488
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) AGM Series 2022 5.75%, 12/31/2062	7,500	8,358,906
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	1,270	1,297,585
5.00%, 12/31/2038	1,940	1,961,090
5.00%, 06/30/2042	6,060	6,089,190
Pennsylvania Turnpike Commission Series 2021-B 4.00%, 12/01/2043	3,200	3,179,976
Scranton School District/PA BAM Series 2017-E 4.00%, 12/01/2037	1,025	1,032,413

		43,836,574

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 0.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2019-A 4.329%, 07/01/2040	$615	$578,921

South Carolina – 5.1%
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018-A 5.00%, 05/01/2048	5,900	5,959,674
South Carolina Ports Authority Series 2015 5.00%, 07/01/2045 (Pre-refunded/ETM)	5,000	5,122,331
South Carolina Public Service Authority Series 2016-B 5.00%, 12/01/2041	5,000	5,083,641
Series 2022 3.00%, 12/01/2046	1,132	840,687
3.00%, 12/01/2049	1,566	1,131,300

		18,137,633

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2061	1,000	768,378

Tennessee – 0.1%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	145	142,536
4.00%, 08/01/2038	275	267,873

		410,409

Texas – 8.3%
Arlington Higher Education Finance Corp. Series 2014-A 5.00%, 08/15/2039 (Pre-refunded/ETM)	2,805	2,848,512
Arlington Higher Education Finance Corp. (Uplift Education) Series 2023-A 4.375%, 12/01/2058	3,000	2,923,228
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 4.00%, 10/01/2050	2,910	2,345,488
City of El Paso TX Series 2021-C 4.00%, 08/15/2047	10,540	10,260,768
Decatur Hospital Authority Series 2021 4.00%, 09/01/2044	2,000	1,588,892

	Principal Amount (000)	U.S. $ Value

Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2043	$2,000	$659,766
Zero Coupon, 12/01/2044	2,420	754,368
Zero Coupon, 12/01/2045	3,360	989,535
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Denton LLC) AGM Series 2018-A1 5.00%, 07/01/2038	500	510,386
5.00%, 07/01/2048	1,100	1,108,979
State of Texas Series 2014-A 5.00%, 10/01/2025	1,220	1,242,036
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2013 6.75%, 06/30/2043	3,000	3,006,277
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2022 5.00%, 10/15/2057	1,000	1,082,675

		29,320,910

Utah – 2.0%
City of Salt Lake City UT Airport Revenue Series 2018-A 5.00%, 07/01/2048	2,500	2,551,400
BAM Series 2018-A 5.00%, 07/01/2043	4,500	4,635,491

		7,186,891

Virginia – 3.9%
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	5,000	4,462,829
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 3.00%, 01/01/2041	11,945	9,256,762

		13,719,591

Washington – 0.6%
County of King WA Series 2021-A 5.00%, 12/01/2024	1,250	1,279,711
King County Rural Library District Series 2012 4.00%, 12/01/2023	825	827,043

		2,106,754

	Principal Amount (000)	U.S. $ Value

West Virginia – 1.1%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018-A 5.00%, 06/01/2052	$3,875	$3,978,784

Wisconsin – 10.0%
Wisconsin Center District AGM Series 2020-C Zero Coupon, 12/15/2036	3,100	1,753,179
Zero Coupon, 12/15/2038	3,155	1,600,406
Zero Coupon, 12/15/2040	3,300	1,506,912
Wisconsin Public Finance Authority Series 2022 4.00%, 04/01/2052 (Pre-refunded/ETM)(b)	90	98,900
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2062	10,000	9,765,555
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AGM Series 2018 5.00%, 07/01/2058	10,000	10,275,337
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052	5,000	5,201,964
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2047	2,000	2,000,647
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2022 4.00%, 04/01/2052(b)	3,260	2,500,543
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2037	1,055	953,784

		35,657,227

Total Municipal Obligations (cost $563,408,596)		539,494,401

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.6%
Agency CMBS – 0.5%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033(d)	1,107	1,084,654
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	968	894,579

		1,979,233

	Principal Amount (000)	U.S. $ Value

Non-Agency Fixed Rate CMBS – 2.1%
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	$965	$903,963
New Hampshire Business Finance Authority Series 2022-1, Class A 4.375%, 09/20/2036	2,959	2,923,309
Series 2020-1, Class A 4.125%, 01/20/2034	763	747,595
Series 2022-2, Class A 4.00%, 10/20/2036	2,970	2,836,286

		7,411,153

Total Commercial Mortgage-Backed Securities (cost $9,743,303)		9,390,386

	Shares

SHORT-TERM INVESTMENTS – 9.6%
Investment Companies – 9.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(e) (f) (g) (cost $34,043,592)	34,043,592	34,043,592

Total Investments – 163.9% (cost $607,195,491)(h)		582,928,379
Other assets less liabilities – (63.9)%		(227,310,742)

Net Assets – 100.0%		$355,617,637

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2023.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2023, the aggregate market value of these securities amounted to $11,382,674 or 3.2% of net assets.

(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.125%, 11/01/2023	11/30/2005	$2,139,398	$1,305,400	0.37%

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2023.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of July 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,135,143 and gross unrealized depreciation of investments was $(28,402,255), resulting in net unrealized depreciation of $(24,267,112).

As of July 31, 2023, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 13.8% and 0.3%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CMBS – Commercial Mortgage-Backed Securities

ETM – Escrowed to Maturity

OSF – Order of St. Francis

SD – School District

AllianceBernstein National Municipal Income Fund, Inc.

July 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$539,494,401	$—	$539,494,401
Commercial Mortgage-Backed Securities	—	9,390,386	—	9,390,386
Short-Term Investments	34,043,592	—	—	34,043,592
Liabilities:
Variable Rate MuniFund Term Preferred Shares(a)	—	(232,094,846)	—	(232,094,846)

Total Investments in Securities	34,043,592	316,789,941	—	350,833,533
Other Financial Instruments(b)	—	—	—	—

Total	$34,043,592	$316,789,941	$—	$350,833,533

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,218	$126,245	$93,419	$34,044	$330